Risk and Capital Management (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Value at risk	R$ 1,743	R$ 1,094
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	2,009	1,408
Currency risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	50	20
Equity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	46	41
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	19	7
Risk diversification effect [member]
IfrsStatementLineItems [Line Items]
Value at risk	(381)	(382)
Average [Member]
IfrsStatementLineItems [Line Items]
Value at risk	939	931
Average [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	1,179	1,251
Average [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	36	29
Average [Member] | Equity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	51	30
Average [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	17	12
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Value at risk	756	718
Bottom of range [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	988	1,059
Bottom of range [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	18	12
Bottom of range [member] | Equity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	35	14
Bottom of range [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	8	2
Top of range [member]
IfrsStatementLineItems [Line Items]
Value at risk	1,902	1,247
Top of range [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	2,120	1,585
Top of range [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	64	74
Top of range [member] | Equity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	86	55
Top of range [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 41	R$ 33